SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment $ / shares shares	Dec. 31, 2020 USD ($)	Feb. 23, 2021 $ / shares
Class of Warrant or Right [Line Items]
Net loss	$ (17,126)	$ (23,133)
Accumulated deficit	(75,072)	(57,946)
Cash and cash equivalents	12,226	764
Cash equivalents	0	0
Allowance for doubtful accounts	$ 0	0
Percentage of depreciated of net book value	25.00%
Estimated useful life	15 years
Other operating income	$ 1,285	1,437
Research & development tax credits	1,070	982
Stock-based compensation expense	$ 6,196
Expiration term	10 years
Deferred offering costs		$ 0
Number of operating segments | segment	1
Number of reportable segments | segment	1
Offering costs recorded in additional paid-in capital	$ 2,454
Transaction expenses	$ 1,329
Pre Funded Warrants
Class of Warrant or Right [Line Items]
Common stock warrants outstanding | shares	2,168,000
Warrants exercisable price | $ / shares	$ 0.01		$ 0.01